Biological assets (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]
The roll-forward of biological assets is as set forth below:

	09/30/2026	12/31/2025
Opening balance	26,097,164	22,283,001
Additions	5,508,253	7,913,483
Depletions	(5,165,606)	(5,352,271)
Transfers		15,233
Gain on fair value adjustments (Note 7)	1,157,728	1,516,458
Disposals	(48,697)	(107,815)
Write-offs	(58,722)	(170,925)
Closing balance	27,490,120	26,097,164